Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure of Financial Instruments Classified as Transition Not Yet Completed
Financial instruments classified as transition not yet completed as of December 31, 2022 are as follows:

(in millions of Won)	USD LIBOR(* 3)
Category(* 4)	Transition not yet completed		Modification of clause completed
Non-derivative financial assets(* 1)
Loans	￦	3,802	—
Non-derivative financial liabilities(* 1)
Borrowings		2,553,006	15,971
Derivatives(* 2)
Interest rate swap		35,781	7,357

Net Borrowing-to-Equity Ratio
Net
borrowing-to-equity
ratio as of December 31, 2021 and 2022 is as follows:

(in millions of Won)	2021		2022
Total borrowings	￦	21,741,216	24,305,662
Less: Cash and cash equivalents		4,775,166	8,053,108

Net borrowings		16,966,050	16,252,554
Total equity		54,713,966	58,191,897

Net borrowings-to-equity ratio		31.01%	27.93%